Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Segment Performance

Half-year ended June 30, 2026	Battery Materials	Battery Technology

Segment revenue	$-	$1,135,571
Other income	1,611,699	184,738
Total income	1,611,699	1,320,309
Product manufacturing and operating costs (exclusive of depreciation presented separately)	-	(364,282)
Administrative and other expenses	(5,760,191)	(384,938)
Depreciation and amortization expenses	(2,504,616)	(148,540)
Research and development costs	(3,697,915)	(74,421)
Gain on disposal of subsidiary	-	134,302
Employee benefits expense	(9,586,328)	(1,396,769)
Borrowing costs	(666,292)	(136,764)
Segment net loss before tax	$(20,603,643)	$(1,051,104)
Aggregated segment net loss before tax	$(21,654,747)
Other income	121,806
Other expenses	(765,724)
Administrative and other expenses	(469,357)
Employee benefits expense	(8,025)
Share based compensation	(876,387)
Borrowing costs	(2,448,588)
Loss on extinguishment of convertible notes	(2,483,120)
(Loss)/gain on fair value of derivative financial instruments	3,950,129
Net loss before tax	$(24,634,012)

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 3 Segment Reporting (continued)

Half-year ended June 30, 2025	Battery Materials	Battery Technology

Segment revenue	$-	$2,817,488
Other income	994,518	844,446
Total income	994,518	3,661,934
Product manufacturing and operating costs (exclusive of depreciation presented separately)	-	(643,479)
Administrative and other expenses	(6,014,414)	(612,190)
Depreciation and amortization expenses	(1,861,078)	(439,652)
Research and development costs	(1,838,149)	(186,059)
Employee benefits expense	(6,735,443)	(4,263,678)
Borrowing costs	(720,587)	(191,396)
Segment net loss before tax	$(16,175,153)	$(2,674,520)
Aggregated segment net loss before tax	$(18,849,673)
Interest income	521,675
Other income	-
Other expenses	1,568,121
Administrative and other expenses	(3,103,296)
Employee benefits expense	(2,196,502)
Share based compensation	(1,368,001)
Borrowing costs	(915,211)
(Loss)/gain on fair value of derivative financial instruments	4,207,340
Net loss before tax	$(20,135,547)

Schedule of Segment Assets

Segment assets
	Battery Materials	Battery Technology	Unallocated	Total
Jun 30, 2026	241,320,386	-	23,667,509	$264,987,895
Dec 31, 2025	261,763,504	7,964,870	13,190,895	$282,919,269

Schedule of Segment Liabilities

Segment liabilities
	Battery Materials	Battery Technology	Unallocated	Total
Jun 30, 2026	44,244,870	-	63,406,020	$107,650,890
Dec 31, 2025	44,838,601	7,964,870	68,444,726	$121,248,197